Trade Receivables, Net - Transfer of Financial Asset (Detail) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 TWD ($)
Receivables Factoring Proceeds [Member] | BNP Paribas [Member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Assets that entity continues to recognise	€ 23,600	€ 12,115
Receivables Factoring Proceeds [Member] | First Commercial Bank [Member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Assets that entity continues to recognise | $				$ 8,565
Reclassified to Other Receivables [Member] | BNP Paribas [Member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred to other receivables	18,283	12,081
Advances Received But Unused [Member] | BNP Paribas [Member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Advances received	17,103	11,475
Advances Received Used [Member] | BNP Paribas [Member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Advances received	€ 5,317	€ 34
Advances Received Used [Member] | First Commercial Bank [Member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Advances received | $			$ 8,565
Interest Rate On Advances Received Against Trade Receivables Sold [Member] | BNP Paribas [Member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Interest rates on advances received	0.80%	0.80%	0.80%
Interest Rate On Advances Received Against Trade Receivables Sold [Member] | First Commercial Bank [Member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Interest rates on advances received		1.95%	1.95%